Leases - Summary of the changes in the right-of-use assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		₩ 4,011,097	₩ 4,046,164
Disposals		(76,840)	(94,072)
Depreciation	[1]	(570,365)	(524,128)
Effects of foreign currency movements		2,800	8,710
Business combination			1,938
Ending balance		3,972,304	4,011,097
Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		619,210	608,127
Acquisitions		370,724	369,153
Disposals		(71,052)	(75,563)
Depreciation	[2]	(313,755)	(287,886)
Effects of foreign currency movements		1,348	4,328
Business combination			1,051
Ending balance		606,475	619,210
Real estate | Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		586,075	574,041
Acquisitions		340,809	350,328
Disposals		(66,392)	(72,323)
Depreciation	[2]	(294,895)	(271,299)
Effects of foreign currency movements		1,344	4,277
Business combination			1,051
Ending balance		566,941	586,075
Vehicle | Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		22,327	21,849
Acquisitions		23,039	14,834
Disposals		(3,388)	(2,404)
Depreciation	[2]	(13,565)	(12,004)
Effects of foreign currency movements		4	52
Business combination			0
Ending balance		28,417	22,327
Others | Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		10,808	12,237
Acquisitions		6,876	3,991
Disposals		(1,272)	(836)
Depreciation	[2]	(5,295)	(4,583)
Effects of foreign currency movements		0	(1)
Business combination			0
Ending balance		₩ 11,117	₩ 10,808

[1]	Included in general administrative expense, other operating income (expense) and insurance service expense of the consolidated statements of comprehensive income.
[2]	Included in general administrative expense, other operating income(expense) and insurance service expense of the consolidated statements of comprehensive income.